Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 3,424.5	$ 3,565.0
A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,804.8
A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	69.8
B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	549.6
Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,130.0
Ceded future policyholder benefits and expense | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,531.9
Ceded future policyholder benefits and expense | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	68.4
Ceded future policyholder benefits and expense | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	529.4
Ceded future policyholder benefits and expense | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.3
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	27.1
Ceded unearned premiums | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	26.8
Ceded unearned premiums | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.2
Ceded unearned premiums | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.1
Ceded unearned premiums | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,254.7
Ceded claims and benefits payable | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,233.7
Ceded claims and benefits payable | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1.2
Ceded claims and benefits payable | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	19.8
Ceded claims and benefits payable | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded paid losses
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	12.7
Ceded paid losses | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	12.4
Ceded paid losses | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded paid losses | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.3
Ceded paid losses | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 0.0